CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) [Member]
Balance at Dec. 31, 2011	$ 1,387,169	$ 12,038	$ 1,635,165	$ (260,034)
Balance, shares at Dec. 31, 2011		12,038,163
Exercise of stock options, shares
Stock-based compensation expense	46,089		46,089
Discount on convertible notes to related parties	4,270		4,270
Induced conversion expense
Net income (loss)	(1,920,972)			(1,920,972)
Balance at Dec. 31, 2012	(483,444)	12,038	1,685,524	(2,181,006)
Balance, shares at Dec. 31, 2012	12,038,163	12,038,163
Issuance of common stock for services	87,000	20	86,980
Issuance of common stock for services, shares		20,000
Exercise of stock options	70,300	43	70,257
Exercise of stock options, shares	43,000	43,300
Stock-based compensation expense	48,239		48,239
Discount on convertible notes to related parties	98,970		98,970
Issuance of common stock for cash, net of offering costs	9,125,103	3,333	9,121,770
Issuance of common stock for cash, net of offering costs, shares		3,333,338
Issuance of common stock upon conversion of debt	1,704,487	780	1,703,707
Issuance of common stock upon conversion of debt, shares		779,727
Induced conversion expense	299,577		299,577
Net income (loss)	801,352			801,352
Balance at Dec. 31, 2013	$ 11,751,584	$ 16,214	$ 13,115,024	$ (1,379,654)
Balance, shares at Dec. 31, 2013	16,214,528	16,214,528